SCHEDULE OF COMPONENTS OF DEFERRED TAX (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Deferred tax property and equipment, beginning balance		$ 299		$ 314		$ 329
Deferred tax allowance for expected credit losses, beginning balance		1,806
Deferred tax net operating loss, beginning balance
Deferred tax, beginning balance	$ 271	2,105	$ 40	314	$ 42	329
Deferred tax property and equipment, Recognized in statements of loss		(112)		(15)		(15)
Deferred tax allowance for expected credit losses, Recognized in statements of loss		(236)		1,806
Deferred tax net operating loss, Recognized in statements of loss		1,330
Deferred tax, Recognized in statements of loss	126	982	231	1,791	(2)	(15)
Deferred tax property and equipment, beginning balance		187		299		314
Deferred tax allowance for expected credit losses, beginning balance		1,570		1,806
Deferred tax net operating loss, beginning balance		1,330
Deferred tax, beginning balance	$ 397	$ 3,087	$ 271	$ 2,105	$ 40	$ 314